Asset Retirement Obligations	12 Months Ended
Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

NOTE 14. ASSET RETIREMENT OBLIGATIONS

AROs represent obligations that result from laws, statutes, contracts and regulations related to the eventual retirement of certain of the Companies’ long-lived assets. Dominion Energy’s and Virginia Power’s AROs are primarily associated with the decommissioning of their nuclear generation facilities and ash pond and landfill closures. Dominion Energy Gas’ AROs primarily include plugging and abandonment of gas and oil wells and the interim retirement of natural gas gathering, transmission, distribution and storage pipeline components.

The Companies have also identified, but not recognized, AROs related to the retirement of Dominion Energy’s LNG facility, Dominion Energy’s and Dominion Energy Gas’ storage wells in their underground natural gas storage network, certain Virginia Power electric transmission and distribution assets located on property with easements, rights of way, franchises and lease agreements, Virginia Power’s hydroelectric generation facilities and the abatement of certain asbestos not expected to be disturbed in Dominion Energy’s and Virginia Power’s generation facilities. The Companies currently do not have sufficient information to estimate a reasonable range of expected retirement dates for any of these assets since the economic lives of these assets can be extended indefinitely through regular repair and maintenance and they currently have no plans to retire or dispose of any of these assets. As a result, a settlement date is not determinable for these assets and AROs for these assets will not be reflected in the Consolidated Financial Statements until sufficient information becomes available to determine a reasonable estimate of the fair value of the activities to be performed. The Companies continue to monitor operational and strategic developments to identify if sufficient information exists to reasonably estimate a retirement date for these assets. The changes to AROs during 2016 and 2017 were as follows:

Amount
(millions)
Dominion Energy
AROs at December 31, 2015	$2,103
Obligations incurred during the period(1)	204
Obligations settled during the period	(171)
Revisions in estimated cash flows(2)	245
Accretion	104
AROs at December 31, 2016(3)	$2,485
Obligations incurred during the period	37
Obligations settled during the period	(214)
Revisions in estimated cash flows	7
Accretion	117
AROs at December 31, 2017(3)	$2,432
Virginia Power
AROs at December 31, 2015	$1,247
Obligations incurred during the period	9
Obligations settled during the period	(115)
Revisions in estimated cash flows(2)	245
Accretion	57
AROs at December 31, 2016	$1,443
Obligations incurred during the period	11
Obligations settled during the period	(152)
Revisions in estimated cash flows	(1)
Accretion	64
AROs at December 31, 2017	$1,365
Dominion Energy Gas
AROs at December 31, 2015	$149
Obligations incurred during the period	6
Obligations settled during the period	(8)
Accretion	9
AROs at December 31, 2016(4)	$156
Obligations incurred during the period	2
Obligations settled during the period	(7)
Accretion	9
AROs at December 31, 2017(4)	$160

(1)	Primarily reflects AROs assumed in the Dominion Energy Questar Combination. See Note 3 for further information.
(2)	Primarily reflects future ash pond and landfill closure costs at certain utility generation facilities. See Note 22 for further information.
(3)	Includes $249 million and $263 million reported in other current liabilities at December 31, 2016, and 2017, respectively.
(4)	Includes $147 million and $146 million reported in other deferred credits and other liabilities, with the remainder recorded in other current liabilities, at December 31, 2016 and 2017, respectively.

Dominion Energy and Virginia Power have established trusts dedicated to funding the future decommissioning of their nuclear plants. At December 31, 2017 and 2016, the aggregate fair value of Dominion Energy’s trusts, consisting primarily of equity and debt securities, totaled $5.1 billion and $4.5 billion, respectively. At December 31, 2017 and 2016, the aggregate fair value of Virginia Power’s trusts, consisting primarily of debt and equity securities, totaled $2.4 billion and $2.1 billion, respectively.